FINANCIAL INSTRUMENTS - Liquidity Risk Management (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables	$ 90,564,000
Borrowings	3,860,000
Lease liabilities	169,467,000
Other financial liabilities	130,721,000
Financial liabilities	394,612,000
Nominal value of contingent consideration	74,024,000	$ 60,233,000
Foreign exchange forward contracts and interest rate SWAP
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Nominal value of contingent consideration	0
Subscription Agreements
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Nominal value of contingent consideration	22,930,000
2023
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables	85,119,000
Borrowings	2,997,000
Lease liabilities	48,230,000
Other financial liabilities	56,379,000
Financial liabilities	192,725,000
2024
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables	4,862,000
Borrowings	159,000
Lease liabilities	35,464,000
Other financial liabilities	46,375,000
Financial liabilities	86,860,000
2025
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables	583,000
Borrowings	159,000
Lease liabilities	23,823,000
Other financial liabilities	14,085,000
Financial liabilities	38,650,000
Thereafter
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables	0
Borrowings	545,000
Lease liabilities	61,950,000
Other financial liabilities	13,882,000
Financial liabilities	$ 76,377,000